Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unconsolidated structured entities
Unconsolidated structured entities
Liquidity facilities/loan commitments	£ 1,538	£ 1,686
Maximum exposure	8,320	8,127
Unconsolidated structured entities | Trading assets and derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	705	482
Unconsolidated structured entities | Trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	607	365
Unconsolidated structured entities | Derivative assets
Unconsolidated structured entities
Assets recognised related to structured entities	269	457
Unconsolidated structured entities | Derivative liabilities
Unconsolidated structured entities
Liabilities recognised related to structured entities	(171)	(340)
Unconsolidated structured entities | Non trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	6,077	5,959
Unconsolidated structured entities | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	2,053	1,897
Unconsolidated structured entities | Financial assets (Other)
Unconsolidated structured entities
Assets recognised related to structured entities	4,024	4,062
Asset backed securitisation vehicles
Unconsolidated structured entities
Liquidity facilities/loan commitments	1,403	1,482
Maximum exposure	7,311	7,215
Asset backed securitisation vehicles | Trading assets and derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	571	441
Asset backed securitisation vehicles | Trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	490	319
Asset backed securitisation vehicles | Derivative assets
Unconsolidated structured entities
Assets recognised related to structured entities	251	441
Asset backed securitisation vehicles | Derivative liabilities
Unconsolidated structured entities
Liabilities recognised related to structured entities	(170)	(319)
Asset backed securitisation vehicles | Non trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	5,337	5,292
Asset backed securitisation vehicles | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	1,692	1,400
Asset backed securitisation vehicles | Financial assets (Other)
Unconsolidated structured entities
Assets recognised related to structured entities	3,645	3,892
Investment funds and other
Unconsolidated structured entities
Liquidity facilities/loan commitments	135	204
Maximum exposure	1,009	912
Investment funds and other | Trading assets and derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	134	41
Investment funds and other | Trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	117	46
Investment funds and other | Derivative assets
Unconsolidated structured entities
Assets recognised related to structured entities	18	16
Investment funds and other | Derivative liabilities
Unconsolidated structured entities
Liabilities recognised related to structured entities	(1)	(21)
Investment funds and other | Non trading assets
Unconsolidated structured entities
Assets recognised related to structured entities	740	667
Investment funds and other | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	361	497
Investment funds and other | Financial assets (Other)
Unconsolidated structured entities
Assets recognised related to structured entities	£ 379	£ 170